STOCK OPTIONS AND WARRANTS (Details 3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Expected life (in years)	3 years		5 years
Risk-free interest rates	4.28%
Expected volatility	194.40%	307.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Expected life (in years)		5 years
Risk-free interest rates		4.42%	3.04%
Expected volatility			173.00%
Maximum [Member]
Expected life (in years)		10 years
Risk-free interest rates		4.70%	3.71%
Expected volatility			175.00%